Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of employee benefit costs
The following charts summarize the components of net expenses and the obligation recognized in the consolidated financial statements:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Cost of services	(25)	(44)	(28)
Cost of interest	(639)	(458)	(219)
Settlement	364	—	—

Total	(300)	(502)	(247)

Summary of obligations for defined benefit plans

	As of December 31, 2023
	Present value of the obligation	Fair value of asset’s plan	Net liabilities
Amounts at beginning of year	(19,009)	6,758	(12,251)
Items classified as loss or profit
Cost of services	(25)	—	(25)
Cost of interest	(909)	270	(639)
Settlement	364	—	364
Items classified in other comprehensive income
Actuarial remeasurement gain	6,213	352	6,565
Benefit payments	777	(777)	—
Payment of contributions	1,294	(1,011)	283

Amounts at end of year	(11,295)	5,592	(5,703)

	As of December 31, 2022
	Present value of the obligation	Fair value of asset’s plan	Net liabilities
Amounts at beginning of year	(15,416)	7,594	(7,822)
Items classified as loss or profit
Cost of services	(44)	—	(44)
Cost of interest	(806)	348	(458)
Items classified in other comprehensive income
Actuarial remeasurement (losses)	(3,911)	(270)	(4,181)
Benefit payments	1,168	(1,168)	—
Payment of contributions	—	254	254

Amounts at end of year	(19,009)	6,758	(12,251)

Summary of fair value of plan assets
The fair value of asset’s plan as of every year end per category, is as follows:

	As of December 31, 2023	As of December 31, 2022
US government bonds	5,438	5,703
Cash and cash equivalents	154	1,055

Total	5,592	6,758

Summary of estimated expected benefits payments
Below are the estimated payments of benefits expected for the next 10 (ten) years. The amounts in the chart show non discounted cash flows; thus, they do not reconcile with the obligations booked as of year-end:

	As of December 31, 2023	As of December 31, 2022
Less than 1 year	974	1,562
1 to 2 years	974	1,538
2 to 3 years	963	1,542

	As of December 31, 2023	As of December 31, 2022
3 to 4 years	946	1,526
4 to 5 years	925	1,506
6 to 10 years	4,242	7,113

Summary of significant actuarial assumptions used	Below are the significant actuarial estimates used:

	As of December 31, 2023	As of December 31, 2022
Discount rate	5%	5%
Asset rate of return	5%	5%
Salary rise	1%	1%